BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impact of IFRS 9 (Details) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)
Disclosure of detailed information about financial instruments [line items]
Retained earnings	$ 2,645.8		$ 8,598,319	$ 7,174,418	[2]
IFRS 9
Disclosure of detailed information about financial instruments [line items]
Recognition of changes in measurement due in classification under IFRS 9				71,229
Recognition of expected credit losses under IFRS 9				(1,198,863)
Impact on equity method due to impairment of other accounts receivable from associates				(3,691)
Deferred tax effect				346,926
Retained earnings				(784,399)
IFRS 9 | Reserves And Retained Earnings
Disclosure of detailed information about financial instruments [line items]
Recognition of expected credit losses under IFRS 9				(1,255,060)
Deferred tax effect				366,650
Retained earnings				(888,411)
IFRS 9 | Other comprehensive income (OCI)
Disclosure of detailed information about financial instruments [line items]
Recognition of changes in measurement due in classification under IFRS 9				71,229
Recognition of expected credit losses under IFRS 9				56,198
Impact on equity method due to impairment of other accounts receivable from associates				(3,691)
Deferred tax effect				(19,725)
Retained earnings				$ 104,011

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.